Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Revenue
Net sales		$ 1,730,000		$ 1,730,000
Service income		15,000		15,000
Total Revenue		1,745,000		1,745,000
Cost and Expenses
Cost of sales		1,661,849		1,661,849
Operating expenses	1,450,899	6,645,134	6,233,393	8,096,033	7,147,597
Total Cost and Expenses	1,450,899	8,306,983	6,233,393	9,757,882	7,147,597
Loss from Operations	(1,450,899)	(6,561,983)	(6,233,393)	(8,012,882)	(7,147,597)
Net Non-Operating Income (Loss)	(4,222)	(127,113)	(1,877)	(131,335)	23,652
Loss Before Income Taxes	(1,455,121)	(6,689,096)	(6,235,270)	(8,144,217)	(7,123,945)
Income Tax Expense	4,062	61	6,134	4,123	8,519
Net Loss	(1,459,183)	(6,689,157)	(6,241,404)	(8,148,340)	(7,132,464)
Other Comprehensive Income (Loss)
Change in foreign currency translation adjustments	2,934	120,494	(107)	123,428	(3,454)
Total Comprehensive Loss	$ (1,456,249)	$ (6,568,663)	$ (6,241,511)	$ (8,024,912)	$ (7,135,918)
Net Loss Per Common Share:
Basic	$ (0.176)	$ (0.7403)	$ (0.7602)	$ (0.9205)	$ (0.8736)
Diluted	$ (0.176)	$ (0.7403)	$ (0.7602)	$ (0.9205)	$ (0.8736)
Weighted Average Shares Outstanding - Basic	8,292,034	9,035,386	8,210,464	8,852,094	8,164,313
Weighted Average Shares Outstanding - Diluted	8,292,034	9,035,386	8,210,464	8,852,094	8,164,313